IR PASS-THROUGH CORP.
                                   c/o NorthStar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830




Integrated ARROS Fund II (the "Fund")

October, 1998

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1998. As you are aware, the Fund's investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee at (800) 735-7777.

Sincerely,


Integrated ARROS Fund I
By:  IR Pass-through Corporation, Sponsor

                            Integrated ARROs Fund II
                       Statement of Assets and Liabilities

                                  June 30, 1998
                                   (unaudited)



Assets

Cash .........................................................       $   242,888

Investment in payment obligations, at
   minimum termination value (cost $7,446,008) ...............        12,968,386
                                                                     -----------


Total Assets .................................................        13,211,274
                                                                     ===========


Liabilities

Distributions payable ........................................           242,888
                                                                     -----------


Net Assets ...................................................       $12,968,386
                                                                     ===========


Net Asset Value per unit (7,446 units outstanding) ...........       $  1,741.66
                                                                     ===========

                       See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 1998
                                   (unaudited)




Investment income:

Interest and discount earned                                           $ 386,805
                                                                       =========




                       See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 1998
                                   (unaudited)



Decrease in net assets from operations:

Net investment income .......................................      $    386,805
                                                                   ------------

Net increase in net assets resulting from operations ........           386,805

Total declared as distributions to Unitholders ..............          (510,071)
                                                                   ------------

Net decrease in net assets ..................................          (123,266)


Net Assets:

Beginning of period .........................................        13,091,652
                                                                   ------------

End of period ...............................................      $ 12,968,386
                                                                   ============

                       See notes to financial statements.

1.       GENERAL

         The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1997, which is herein incorporated by reference.

         The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

         Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.


2.       SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.


3.       CONFLICTS OF INTEREST

         IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio").

         Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company LLC, as successor to Wexford Management LLC, provides administrative services to Presidio, who in turn provides services to the Fund.


4.       COMMITMENTS AND CONTINGENCIES

         The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such equal costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund has been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $12,449 in expenses from the proceeds of July 1998 payment obligations received.


5.       DISTRIBUTION PAYABLE

         The Sponsor declared a $242,888 ($32.62 per unit) distribution payable to unitholders of record as of June 30, 1998. Such distribution was paid on July 15, 1998.


6.       SIGNIFICANT TRANSACTION

         The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received sale proceeds from a multi-property partnership on behalf of ARROs Fund I in 1996 did not agree to allow such payment in partial satisfaction of the associated payment obligation and placed such sale proceeds in an interest-bearing account separate from that of the ARROs Fund I, pending resolution of the issue.

         Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both ARROs Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data



                                            Six Months Ended        Year Ended
                                              June 30, 1998    December 31, 1997
Per Unit Operating Performance                 (unaudited)          (audited)
------------------------------               --------------     --------------
Net asset value, beginning of period ....    $     1,758.21     $     1,679.14

Net investment income ...................             51.95             189.13

Distributions from net investment income
   and partial prepayments ..............            (68.50)           (110.06)
                                             --------------     --------------

Net asset value, end of period ..........    $     1,741.66     $     1,758.21
                                             ==============     ==============

Total investment return .................    $        51.95     $       189.13
                                             ==============     ==============


Ratios/Supplemental Data
------------------------

Net assets, end of period ...............    $   12,968,386     $   13,091,652

Ratio of expenses to average net assets .               N/A                N/A

Ratio of net investment income to
   average net assets ...................              2.97%(1)          11.00%

Portfolio turnover rate .................               N/A                N/A



(1)  Not annualized

                                                      Integrated ARROs Fund II
                                                  Schedule of Portfolio Investments
                                                            June 30, 1998



Partnership/                                                                                                         Discount To
Date Payment                                                           Original        Simple                     Arrive at Minimum
Obligation                     Property              Type of          Principal       Interest        Accrued        Termination
Incurred      Lessee           Location              Property           Amount          Rate         Interest           Amount
--------      ------           --------              --------           ------          ----         --------           ------
Bradall       Albertson's     Boise, ID             Department        $1,940,000       16.500%      $ 4,976,897        $2,116,626
12/16/82      Inc.            Snohomish, WA         Stores
                              Las Cruces, NM
                              Sioux Falls, SD
                              Bradenton, FL


Dalhill       The Kroger      Houston, TX           Supermarkets       1,485,000       19.625%        4,798,635         2,122,572
01/15/82      Company         Dallas, TX
                              Columbus, OH
                              Cincinnati, OH
                              Louisville, KY (2)



Walmad        Walgreen        Windsor, WI           Warehouse/         1,500,000       18.500%        4,538,075         2,031,023
02/25/82      Company                               Distribution
                                                    Facility
                                                                      ----------                   ------------        ----------
                                                                      $4,925,000                   $ 14,313,608        $6,270,222
                                                                      ==========                   ============        ==========

Partnership/
Date Payment                                                   Periodic               Minimum
Obligation                     Property                     Payment During          Termination
Incurred      Lessee           Location                     Primary Term (1)          Amount
--------      ------           --------                     ----------------          ------
Bradall       Albertson's     Boise, ID                      7/1/98-1/1/08         $ 4,800,271
12/16/82      Inc.            Snohomish, WA                  $387,871/semi.
                              Las Cruces, NM
                              Sioux Falls, SD
                              Bradenton, FL


Dalhill       The Kroger      Houston, TX                    1/31/97-12/31/06        4,161,063
01/15/82      Company         Dallas, TX                     $57,242/mo.
                              Columbus, OH
                              Cincinnati, OH
                              Louisville, KY (2)



Walmad        Walgreen        Windsor, WI                    4/1/97-3/1/02          4,007,052
02/25/82      Company                                        $23,125/mo.;
                                                             4/1/02-3/1/07
                                                             $92,551/mo.
                                                                                  -----------
                                                                                  $12,968,386
                                                                                  ===========


(1) Primary Term of the applicable net lease.
(2) Two properties.

                                INTEGRATED ARROS FUND I INTEGRATED ARROS FUND I
    SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS - JANUARY 1, 1998 THROUGH JUNE 30, 1998
               ACCRUED                    ACCRUED                   ACCRUED                    ACCRUED
   DATE        INTEREST        DATE       INTEREST       DATE       INTEREST        DATE       INTEREST
01-Jan-98    18,566,162    23-Feb-98    18,735,324    17-Apr-98    18,904,487    09-Jun-98    19,073,649
02-Jan-98    18,569,353    24-Feb-98    18,738,516    18-Apr-98    18,907,678    10-Jun-98    19,076,841
03-Jan-98    18,572,545    25-Feb-98    18,741,708    19-Apr-98    18,910,870    11-Jun-98    19,080,033
04-Jan-98    18,575,737    26-Feb-98    18,744,899    20-Apr-98    18,914,062    12-Jun-98    19,083,224
05-Jan-98    18,578,929    27-Feb-98    18,748,091    21-Apr-98    18,917,254    13-Jun-98    19,086,416
06-Jan-98    18,582,120    28-Feb-98    18,751,283    22-Apr-98    18,920,445    14-Jun-98    19,089,608
07-Jan-98    18,585,312    01-Mar-98    18,754,475    23-Apr-98    18,923,637    15-Jun-98    19,092,800
08-Jan-98    18,588,504    02-Mar-98    18,757,666    24-Apr-98    18,926,829    16-Jun-98    19,095,991
09-Jan-98    18,591,696    03-Mar-98    18,760,858    25-Apr-98    18,930,021    17-Jun-98    19,099,183
10-Jan-98    18,594,887    04-Mar-98    18,764,050    26-Apr-98    18,933,212    18-Jun-98    19,102,375
11-Jan-98    18,598,079    05-Mar-98    18,767,242    27-Apr-98    18,936,404    19-Jun-98    19,105,567
12-Jan-98    18,601,271    06-Mar-98    18,770,433    28-Apr-98    18,939,596    20-Jun-98    19,108,758
13-Jan-98    18,604,463    07-Mar-98    18,773,625    29-Apr-98    18,942,788    21-Jun-98    19,111,950
14-Jan-98    18,607,654    08-Mar-98    18,776,817    30-Apr-98    18,945,979    22-Jun-98    19,115,142
15-Jan-98    18,610,846    09-Mar-98    18,780,009    01-May-98    18,949,171    23-Jun-98    19,118,334
16-Jan-98    18,614,038    10-Mar-98    18,783,200    02-May-98    18,952,363    24-Jun-98    19,121,525
17-Jan-98    18,617,230    11-Mar-98    18,786,392    03-May-98    18,955,555    25-Jun-98    19,124,717
18-Jan-98    18,620,421    12-Mar-98    18,789,584    04-May-98    18,958,746    26-Jun-98    19,127,909
19-Jan-98    18,623,613    13-Mar-98    18,792,776    05-May-98    18,961,938    27-Jun-98    19,131,100
20-Jan-98    18,626,805    14-Mar-98    18,795,967    06-May-98    18,965,130    28-Jun-98    19,134,292
21-Jan-98    18,629,997    15-Mar-98    18,799,159    07-May-98    18,968,322    29-Jun-98    19,137,484
22-Jan-98    18,633,188    16-Mar-98    18,802,351    08-May-98    18,971,513    30-Jun-98    19,140,676
23-Jan-98    18,636,380    17-Mar-98    18,805,543    09-May-98    18,974,705
24-Jan-98    18,639,572    18-Mar-98    18,808,734    10-May-98    18,977,897
25-Jan-98    18,642,764    19-Mar-98    18,811,926    11-May-98    18,981,088
26-Jan-98    18,645,955    20-Mar-98    18,815,118    12-May-98    18,984,280
27-Jan-98    18,649,147    21-Mar-98    18,818,310    13-May-98    18,987,472
28-Jan-98    18,652,339    22-Mar-98    18,821,501    14-May-98    18,990,664
29-Jan-98    18,655,531    23-Mar-98    18,824,693    15-May-98    18,993,855
30-Jan-98    18,658,722    24-Mar-98    18,827,885    16-May-98    18,997,047
31-Jan-98    18,661,914    25-Mar-98    18,831,077    17-May-98    19,000,239
01-Feb-98    18,665,106    26-Mar-98    18,834,268    18-May-98    19,003,431
02-Feb-98    18,668,298    27-Mar-98    18,837,460    19-May-98    19,006,622
03-Feb-98    18,671,489    28-Mar-98    18,840,652    20-May-98    19,009,814
04-Feb-98    18,674,681    29-Mar-98    18,843,843    21-May-98    19,013,006
05-Feb-98    18,677,873    30-Mar-98    18,847,035    22-May-98    19,016,198
06-Feb-98    18,681,065    31-Mar-98    18,850,227    23-May-98    19,019,389
07-Feb-98    18,684,256    01-Apr-98    18,853,419    24-May-98    19,022,581
08-Feb-98    18,687,448    02-Apr-98    18,856,610    25-May-98    19,025,773
09-Feb-98    18,690,640    03-Apr-98    18,859,802    26-May-98    19,028,965
10-Feb-98    18,693,832    04-Apr-98    18,862,994    27-May-98    19,032,156
11-Feb-98    18,697,023    05-Apr-98    18,866,186    28-May-98    19,035,348
12-Feb-98    18,700,215    06-Apr-98    18,869,377    29-May-98    19,038,540
13-Feb-98    18,703,407    07-Apr-98    18,872,569    30-May-98    19,041,732
14-Feb-98    18,706,598    08-Apr-98    18,875,761    31-May-98    19,044,923
15-Feb-98    18,709,790    09-Apr-98    18,878,953    01-Jun-98    19,048,115
16-Feb-98    18,712,982    10-Apr-98    18,882,144    02-Jun-98    19,051,307
17-Feb-98    18,716,174    11-Apr-98    18,885,336    03-Jun-98    19,054,499
18-Feb-98    18,719,365    12-Apr-98    18,888,528    04-Jun-98    19,057,690
19-Feb-98    18,722,557    13-Apr-98    18,891,720    05-Jun-98    19,060,882
20-Feb-98    18,725,749    14-Apr-98    18,894,911    06-Jun-98    19,064,074
21-Feb-98    18,728,941    15-Apr-98    18,898,103    07-Jun-98    19,067,266
22-Feb-98    18,732,132    16-Apr-98    18,901,295    08-Jun-98    19,070,457